Schedule of investments
Delaware Extended Duration Bond Fund	April 30, 2022 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bond — 0.14%
Spirit Airlines 1.00% exercise price $49.07, maturity date 5/15/26	680,000	$ 621,180
Total Convertible Bond (cost $590,862)		621,180

Corporate Bonds — 88.72%
Banking — 9.14%
Ally Financial
4.70% 5/15/26 μ, ψ	1,635,000	1,416,932
8.00% 11/1/31	595,000	708,738
Bank of America
2.676% 6/19/41 μ	5,735,000	4,302,307
6.125% 4/27/27 μ, ψ	1,205,000	1,208,013

Bank of New York Mellon 4.70% 9/20/25 μ, ψ	2,600,000	2,600,000
BPCE 144A 3.582% 10/19/42 #, μ	1,080,000	835,245
Credit Agricole 144A 2.811% 1/11/41 #	8,010,000	5,847,977
Credit Suisse Group
144A 4.50% 9/3/30 #, μ, ψ	701,000	563,429
144A 5.25% 2/11/27 #, μ, ψ	1,305,000	1,150,031
JPMorgan Chase & Co.
3.328% 4/22/52 μ	5,105,000	4,083,331
4.586% 4/26/33 μ	610,000	613,332

Morgan Stanley 2.484% 9/16/36 μ	1,510,000	1,209,535
NatWest Group 4.60% 6/28/31 μ, ψ	1,625,000	1,365,368
PNC Financial Services Group 6.00% 5/15/27 μ, ψ	690,000	690,000
SVB Financial Group 4.00% 5/15/26 μ, ψ	3,500,000	3,048,325
Truist Financial 4.95% 9/1/25 μ, ψ	3,440,000	3,444,300
UBS 7.625% 8/17/22	720,000	728,985
UBS Group
144A 3.179% 2/11/43 #, μ	740,000	582,900
144A 4.375% 2/10/31 #, μ, ψ	1,640,000	1,373,008
Wells Fargo & Co.
3.90% 3/15/26 μ, ψ	1,980,000	1,807,888
4.611% 4/25/53 μ	1,200,000	1,183,708

Westpac Banking 3.133% 11/18/41	2,965,000	2,303,107
		41,066,459
Basic Industry — 4.18%
Graphic Packaging International 144A 3.50% 3/1/29 #	1,265,000	1,120,499
Nucor 3.85% 4/1/52	2,415,000	2,116,138
Packaging Corp. of America
3.05% 10/1/51	2,915,000	2,205,340
4.05% 12/15/49	2,200,000	2,009,090

NQ-464 [4/22] 06/22 (2257035)    1

Schedule of investments
Delaware Extended Duration Bond Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)

Sherwin-Williams 2.90% 3/15/52	4,405,000	$ 3,204,446
Steel Dynamics 3.25% 10/15/50	4,335,000	3,409,196
Westlake 3.125% 8/15/51	6,390,000	4,688,714
		18,753,423
Brokerage — 0.90%
Charles Schwab 5.375% 6/1/25 μ, ψ	1,855,000	1,878,317
Jefferies Group 6.50% 1/20/43	1,985,000	2,171,535
		4,049,852
Capital Goods — 4.56%
Ardagh Metal Packaging Finance USA 144A 4.00% 9/1/29 #	1,285,000	1,102,845
Boeing 3.75% 2/1/50	4,055,000	3,109,454
Emerson Electric 2.80% 12/21/51	3,220,000	2,455,161
Lockheed Martin 4.15% 6/15/53	875,000	850,058
Masco 3.125% 2/15/51	7,435,000	5,476,601
Pactiv Evergreen Group Issuer 144A 4.00% 10/15/27 #	1,315,000	1,149,185
Rockwell Automation 2.80% 8/15/61	1,585,000	1,097,314
Waste Connections 2.95% 1/15/52	7,030,000	5,244,652
		20,485,270
Communications — 11.79%
Altice France
144A 5.125% 1/15/29 #	1,425,000	1,211,065
144A 5.50% 10/15/29 #	1,360,000	1,157,544

AMC Networks 4.25% 2/15/29	2,000,000	1,744,030
AT&T
3.10% 2/1/43	1,235,000	957,268
3.50% 9/15/53	9,580,000	7,515,900
4.50% 5/15/35	540,000	532,926

CCO Holdings 144A 4.75% 2/1/32 #	1,460,000	1,257,367
Cellnex Finance 144A 3.875% 7/7/41 #	2,206,000	1,654,511
Charter Communications Operating 3.85% 4/1/61	3,555,000	2,428,333
Comcast
2.80% 1/15/51	2,830,000	2,091,726
3.20% 7/15/36	1,575,000	1,368,479

Crown Castle International 2.90% 4/1/41	4,550,000	3,397,997
CSC Holdings 144A 4.50% 11/15/31 #	2,230,000	1,835,702
Directv Financing 144A 5.875% 8/15/27 #	1,400,000	1,320,375
Discovery Communications 4.00% 9/15/55	5,873,000	4,413,867
Magallanes 144A 5.141% 3/15/52 #	1,925,000	1,719,744
2    NQ-464 [4/22] 06/22 (2257035)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)

Rogers Communications 144A 4.55% 3/15/52 #	925,000	$ 822,325
Time Warner Cable 7.30% 7/1/38	3,170,000	3,559,951
T-Mobile USA 3.00% 2/15/41	8,460,000	6,458,134
Verizon Communications
3.55% 3/22/51	5,015,000	4,127,512
3.875% 3/1/52	1,230,000	1,073,682

Virgin Media Secured Finance 144A 5.50% 5/15/29 #	2,460,000	2,279,559
		52,927,997
Consumer Cyclical — 4.21%
ADT Security 144A 4.875% 7/15/32 #	1,365,000	1,157,820
Amazon.com
2.50% 6/3/50	1,335,000	989,325
3.95% 4/13/52	1,860,000	1,785,976

Aptiv 3.10% 12/1/51	7,649,000	5,265,009
General Motors 6.25% 10/2/43	1,555,000	1,611,189
General Motors Financial 5.70% 9/30/30 μ, ψ	1,985,000	1,945,300
Lowe's 2.80% 9/15/41	7,610,000	5,808,321
Prime Security Services Borrower 144A 3.375% 8/31/27 #	426,000	364,441
		18,927,381
Consumer Non-Cyclical — 7.78%
Amgen 3.00% 1/15/52	1,650,000	1,195,594
Baxter International 144A 3.132% 12/1/51 #	6,225,000	4,640,231
Bimbo Bakeries USA 144A 4.00% 5/17/51 #	1,385,000	1,184,822
CSL Finance 144A 4.75% 4/27/52 #	735,000	724,376
CVS Health 2.70% 8/21/40	626,000	473,126
HCA 144A 4.375% 3/15/42 #	1,085,000	944,566
JBS USA LUX 144A 4.375% 2/2/52 #	2,580,000	2,098,076
Keurig Dr Pepper 4.50% 4/15/52	2,175,000	2,023,191
Merck & Co. 2.75% 12/10/51	2,215,000	1,694,330
Mozart Debt Merger Sub 144A 3.875% 4/1/29 #	1,875,000	1,640,869
Regeneron Pharmaceuticals 2.80% 9/15/50	6,003,000	4,261,591
Royalty Pharma 3.35% 9/2/51	5,941,000	4,238,608
Takeda Pharmaceutical 3.175% 7/9/50	6,045,000	4,638,779
Tenet Healthcare 144A 4.25% 6/1/29 #	1,345,000	1,217,050
US Foods 144A 4.75% 2/15/29 #	2,000,000	1,850,180
Viatris 4.00% 6/22/50	2,819,000	2,089,202
		34,914,591
Electric — 13.56%
American Transmission Systems 144A 5.00% 9/1/44 #	3,780,000	3,869,352
NQ-464 [4/22] 06/22 (2257035)    3

Schedule of investments
Delaware Extended Duration Bond Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)
Arizona Public Service
4.20% 8/15/48	2,720,000	$ 2,480,414
4.25% 3/1/49	2,324,000	2,130,117
Berkshire Hathaway Energy
2.85% 5/15/51	1,048,000	764,889
144A 4.60% 5/1/53 #	3,170,000	3,111,431

CMS Energy 4.75% 6/1/50 μ	847,000	815,238
Commonwealth Edison 2.75% 9/1/51	1,960,000	1,456,052
Duke Energy Carolinas 3.55% 3/15/52	235,000	202,943
Edison International 5.375% 3/15/26 μ, ψ	1,085,000	1,003,441
Entergy Arkansas 3.35% 6/15/52	1,880,000	1,558,929
Evergy Kansas Central 3.25% 9/1/49	1,117,000	898,442
Florida Power & Light Co. 2.875% 12/4/51	1,820,000	1,427,669
NextEra Energy Capital Holdings 3.00% 1/15/52	4,720,000	3,531,486
Oglethorpe Power
3.75% 8/1/50	3,190,000	2,661,469
144A 4.50% 4/1/47 #	2,075,000	1,904,962
5.05% 10/1/48	2,580,000	2,591,313
Pacific Gas and Electric
3.30% 8/1/40	1,105,000	806,514
4.60% 6/15/43	5,775,000	4,681,775
4.95% 7/1/50	1,620,000	1,354,545

PacifiCorp 2.90% 6/15/52	6,055,000	4,651,179
Public Service Co. of Oklahoma 3.15% 8/15/51	1,680,000	1,297,747
San Diego Gas & Electric 3.32% 4/15/50	1,195,000	976,830
Sempra Energy
4.125% 4/1/52 μ	1,040,000	915,895
4.875% 10/15/25 μ, ψ	1,485,000	1,466,437
Southern California Edison
3.45% 2/1/52	630,000	498,095
3.65% 2/1/50	1,125,000	904,297
4.125% 3/1/48	5,220,000	4,528,153

Southwestern Electric Power 3.25% 11/1/51	3,535,000	2,703,735
Tampa Electric 3.45% 3/15/51	4,087,000	3,372,048
Union Electric 3.90% 4/1/52	490,000	446,638
Virginia Electric and Power 2.95% 11/15/51	2,420,000	1,881,052
		60,893,087
4    NQ-464 [4/22] 06/22 (2257035)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy — 10.22%
BP Capital Markets 4.875% 3/22/30 μ, ψ	2,400,000	$ 2,308,380
BP Capital Markets America 2.939% 6/4/51	6,320,000	4,691,716
ConocoPhillips 3.80% 3/15/52	1,980,000	1,784,727
Diamondback Energy
4.25% 3/15/52	940,000	824,364
4.40% 3/24/51	4,530,000	4,075,580

Enbridge 5.75% 7/15/80 μ	1,840,000	1,830,800
Energy Transfer
6.25% 4/15/49	780,000	789,399
6.50% 11/15/26 μ, ψ	2,197,000	2,092,884
Enterprise Products Operating
3.20% 2/15/52	3,648,000	2,680,642
3.30% 2/15/53	3,745,000	2,820,528

EQM Midstream Partners 144A 4.75% 1/15/31 #	1,450,000	1,295,285
Galaxy Pipeline Assets Bidco 144A 2.94% 9/30/40 #	1,542,698	1,292,631
Kinder Morgan 3.25% 8/1/50	5,775,000	4,169,700
MPLX 4.95% 3/14/52	2,285,000	2,098,899
Northern Natural Gas 144A 3.40% 10/16/51 #	1,080,000	848,268
NuStar Logistics 6.375% 10/1/30	2,000,000	1,972,050
Shell International Finance 3.00% 11/26/51	6,620,000	5,178,724
Valero Energy 3.65% 12/1/51	1,905,000	1,488,739
Williams 3.50% 10/15/51	4,725,000	3,629,894
		45,873,210
Finance Companies — 1.68%
AerCap Holdings 5.875% 10/10/79 μ	260,000	244,129
AerCap Ireland Capital DAC 3.85% 10/29/41	7,405,000	5,732,187
Air Lease 4.125% 12/15/26 μ, ψ	910,000	775,200
DAE Sukuk DIFC 144A 3.75% 2/15/26 #	830,000	799,152
		7,550,668
Insurance — 10.60%
Anthem 4.55% 5/15/52	3,270,000	3,195,009
Aon 2.90% 8/23/51	4,355,000	3,184,304
Arthur J Gallagher & Co. 3.50% 5/20/51	6,605,000	5,353,997
Athene Holding
3.45% 5/15/52	1,215,000	896,238
3.95% 5/25/51	2,615,000	2,123,393

Berkshire Hathaway Finance 3.85% 3/15/52	5,835,000	5,203,388
Brighthouse Financial
3.85% 12/22/51	975,000	720,905
4.70% 6/22/47	4,911,000	4,230,193

NQ-464 [4/22] 06/22 (2257035)    5

Schedule of investments
Delaware Extended Duration Bond Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Insurance (continued)

Brown & Brown 4.95% 3/17/52	1,285,000	$ 1,235,547
Equitable Holdings 4.95% 9/15/25 μ, ψ	635,000	635,317
Global Atlantic 144A 4.70% 10/15/51 #, μ	1,980,000	1,800,533
Hartford Financial Services Group 2.90% 9/15/51	3,250,000	2,406,547
High Street Funding Trust II 144A 4.682% 2/15/48 #	3,660,000	3,668,881
Jackson Financial 144A 4.00% 11/23/51 #	3,170,000	2,485,073
Nationwide Mutual Insurance 144A 4.95% 4/22/44 #	3,141,000	3,070,417
New York Life Insurance 144A 3.75% 5/15/50 #	2,025,000	1,769,073
Old Republic International 3.85% 6/11/51	1,565,000	1,278,772
Pacific Life Insurance 144A 4.30% 10/24/67 #, μ	4,985,000	4,357,689
		47,615,276
Media — 0.18%
VZ Secured Financing 144A 5.00% 1/15/32 #	955,000	825,841
		825,841
Natural Gas — 3.67%
Atmos Energy 2.85% 2/15/52	2,825,000	2,153,375
Brooklyn Union Gas 144A 4.273% 3/15/48 #	689,000	604,614
Piedmont Natural Gas 3.64% 11/1/46	3,035,000	2,524,449
Southern California Gas 4.30% 1/15/49	4,500,000	4,364,599
Southwest Gas
3.80% 9/29/46	2,150,000	1,829,032
4.15% 6/1/49	2,430,000	2,155,296

Spire Missouri 3.30% 6/1/51	3,440,000	2,844,347
		16,475,712
Real Estate Investment Trusts — 0.89%
Charter Communications Operating 4.40% 12/1/61	3,495,000	2,618,349
Iron Mountain Information Management Services 144A 5.00% 7/15/32 #	1,573,000	1,389,101
		4,007,450
Technology — 3.66%
Alphabet 2.05% 8/15/50	7,720,000	5,327,360
Analog Devices 2.95% 10/1/51	4,350,000	3,416,254
Apple 2.70% 8/5/51	1,335,000	1,025,820
Broadcom 144A 3.137% 11/15/35 #	3,330,000	2,692,975
NCR 144A 5.125% 4/15/29 #	1,255,000	1,197,465
NXP
144A 3.125% 2/15/42 #	1,195,000	928,849
144A 3.25% 11/30/51 #	2,535,000	1,855,524
		16,444,247
6    NQ-464 [4/22] 06/22 (2257035)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Transportation — 1.23%
Canadian Pacific Railway
3.00% 12/2/41	315,000	$ 256,460
3.10% 12/2/51	2,675,000	2,076,112

DAE Funding 144A 3.375% 3/20/28 #	415,000	379,206
Mileage Plus Holdings 144A 6.50% 6/20/27 #	1,550,000	1,582,689
Seaspan 144A 5.50% 8/1/29 #	1,175,000	1,038,994
Union Pacific 3.375% 2/14/42	215,000	185,757
		5,519,218
Utilities — 0.47%
Essential Utilities
3.351% 4/15/50	1,015,000	811,345
4.276% 5/1/49	1,381,000	1,283,119
		2,094,464
Total Corporate Bonds (cost $480,507,379)		398,424,146

Municipal Bonds — 2.31%
Commonwealth of Puerto Rico
2.646% 11/1/43	344,850	179,753
Series A 2.993% 7/1/24 ^	35,527	32,323
Series A 4.363% 7/1/33 ^	88,880	50,845
Series A1 4.00% 7/1/33	69,065	64,217
Series A1 4.00% 7/1/35	62,081	57,559
Series A1 4.00% 7/1/37	53,282	48,031
Series A1 4.00% 7/1/41	72,442	65,314
Series A1 4.00% 7/1/46	75,339	66,279
Series A1 5.375% 7/1/25	76,920	79,527
Series A1 5.625% 7/1/27	76,223	80,855
Series A1 5.625% 7/1/29	74,986	80,810
Series A1 5.75% 7/1/31	72,834	79,716
Series A1 5.25% 7/1/23	77,136	78,091
GDB Debt Recovery Authority of Puerto Rico
(Federally Taxable - Issuer Subsidy - Build America Bonds) 7.50% 8/20/40	1,436,975	1,327,406
Long Island, New York Power Authority Electric System Revenue
(Build America Bonds) Series B 5.85% 5/1/41	3,600,000	4,275,396
NQ-464 [4/22] 06/22 (2257035)    7

Schedule of investments
Delaware Extended Duration Bond Fund (Unaudited)
	Principal amount°	Value (US $)

Municipal Bonds (continued)
Metropolitan Transportation Authority, New York Revenue
Series A-2 6.089% 11/15/40	3,205,000	$ 3,814,847
Total Municipal Bonds (cost $9,227,749)		10,380,969

Loan Agreements — 0.61%
Applied Systems 1st Lien 4.006% (LIBOR03M + 3.00%) 9/19/24 •	1,182,244	1,180,631
Prime Security Services Borrower Tranche B-1 3.50% (LIBOR03M + 2.75%) 9/23/26 •	245,879	243,286
Reynolds Group Holdings Tranche B-2 4.014% (LIBOR01M + 3.25%) 2/5/26 •	1,352,875	1,319,618
Total Loan Agreements (cost $2,783,304)		2,743,535

US Treasury Obligations — 2.43%
US Treasury Bonds 2.25% 2/15/52	10,125,000	8,696,426
US Treasury Note 1.875% 2/15/32	2,445,000	2,232,973
Total US Treasury Obligations (cost $11,600,589)		10,929,399
	Number of shares
Convertible Preferred Stock — 0.85%
Bank of America 7.25% exercise price $50.00 ω	1,360	1,654,875
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	14,912	733,969
Lyondellbasell Advanced Polymers 6.00% exercise price $52.33 ω	1,597	1,413,345
Total Convertible Preferred Stock (cost $4,194,315)		3,802,189

Short-Term Investments — 1.71%
Money Market Mutual Funds — 1.71%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.31%)	1,916,810	1,916,810
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.16%)	1,916,809	1,916,809
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.32%)	1,916,809	1,916,809
8    NQ-464 [4/22] 06/22 (2257035)

(Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.30%)	1,916,809	$ 1,916,809
Total Short-Term Investments (cost $7,667,237)		7,667,237
Total Value of Securities—96.77% (cost $516,571,435)		434,568,655

Receivables and Other Assets Net of Liabilities—3.23%		14,491,928
Net Assets Applicable to 84,666,027 Shares Outstanding—100.00%		$449,060,583
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2022. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2022, the aggregate value of Rule 144A securities was $85,573,747, which represents 19.06% of the Fund's net assets.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at April 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
ω	Perpetual security with no stated maturity date.
Summary of abbreviations:
DAC – Designated Activity Company
DIFC – Dubai International Financial Centre
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
NQ-464 [4/22] 06/22 (2257035)    9

Schedule of investments
Delaware Extended Duration Bond Fund (Unaudited)
Summary of abbreviations: (continued)
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
USD – US Dollar
10    NQ-464 [4/22] 06/22 (2257035)